Stockholder's Equity (Details 3) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Summary of accumulated other comprehensive income/(loss)
Unrecognized gains (losses) on cash flow hedges	$ (9,969)	$ (1,907)
Unrecognized gains (losses) on equity investments	(497)	(550)
Unrecognized actuarial gains (losses)	(633)	(434)
Totals	$ (11,099)	$ (2,891)